OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57.00%	76.00%	89.00%
Germany [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13.00%	10.00%	11.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12.00%	6.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18.00%	8.00%